CAPITALIZED COMPUTER SOFTWARE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Capitalized computer software costs
Balance at beginning of year	¥ 1,928,106	¥ 1,590,143
Costs capitalized during year	361,456	333,561
Acquisition of TechLaw Solutions		3,063
Foreign currency translation adjustments	(2,949)	1,339
Other	(28,715)
Balance at end of year	2,257,898	1,928,106	¥ 1,590,143
Accumulated amortization, end of year	(1,338,434)	(965,882)
Capitalized computer software costs-net	919,464	962,224
Additional disclosures
Capitalized software costs for projects in progress	59,895	91,089
Amortization expenses	374,510	¥ 302,809	¥ 237,886
Capitalized computer software costs
Estimated amortization of capitalized computer software costs
2017	367,493
2018	253,635
2019	142,831
2020	75,800
2021	¥ 19,810